Income Taxes (Components of Income Tax Expense (Benefit)) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Reconciliation of Provision of Income Taxes [Line Items]
Current tax expense	¥ 67,244	¥ 67,822
Deferred tax expense (benefit)	(239,149)	(28,200)
Total income tax expense (benefit)	¥ (171,905)	¥ 39,622